LONG-TERM DEBT AND OTHER DEBTS - Schedule of Credit Facility (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023
Presented in long-term debts and other debts of which suppliers has received payments
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 5,000,000	$ 4,363,520
Credit facility for the supplier payment program (Note 7.6)
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 5,000,000	$ 4,363,520